Combined and Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 25,057,905	$ 35,067,737
Accounts receivable, net of bad debt allowance of $ 713,080 and $0, respectively	3,017,176	2,066,302
Accounts receivable - related parties	272,731	1,651,530
Advances to suppliers	2,724,798	6,519,327
Other receivables, net	1,525,929	10,861,713
Advances to suppliers and other receivable - related parties	1,238,726	4,745,184
Short-term investment	129,182,053	470,641
Loan receivable - related parties		43,773,878
Other current assets	6,155,139	4,808,738
Total current assets	169,174,457	109,965,050
Non-current assets:
Deferred tax assets	4,621,750	7,713,383
Fixed assets, net	2,348,203	1,422,816
Equity method investments	6,333,850	806,055
Long-term other receivable	263,259	325,128
Other non-current assets	143,534	4,609,440
Total assets	182,885,053	124,841,872
Current liabilities:
Accrued marketing and channel fees	4,332,622	2,841,260
Accrued marketing and channel fees - related parties	8,721,892	4,495,817
Accruals and other liabilities	9,800,696	5,199,481
Accruals and other liabilities - related parties	365,707	14,642,846
Taxes payable	7,317,785	2,214,941
Loans payable - related parties	1,140,742
Amount due to related parties	1,091,146	92,074
Note payable - Great Reap	4,077,000
Total current liabilities	36,847,590	29,486,419
Non-current liabilities:
Note payable - Great Reap		4,077,000
Total liabilities	36,847,590	33,563,419
Commitments and contingencies (Note 18)
Shareholders' equity:
Ordinary Shares ($0.00001 par value, authorized 3,000,000,000 shares; 1,091,569,209 shares issued as of December 31, 2018 and 2017; 981,569,209 shares outstanding as of December 31, 2018 and 2017)	10,916	10,916
Shares in Employee Benefit Trust ($0.00001 par value, 110,000,000 shares held as of December 31, 2018 and 2017)	(4,077,600)	(4,077,600)
Additional paid-in capital	141,011,552	145,580,710
Statutory reserve	6,838,628	721,818
Retained earnings (Accumulated deficit)	563,487	(53,604,674)
Accumulated other comprehensive income	1,810,416	2,487,570
Total NCF Wealth Holdings Limited Shareholders' Equity	146,157,940	91,119,281
Non-controlling interest	(120,477)	159,172
Total shareholders' equity	146,037,463	91,278,453
Total liabilities and shareholders' equity	182,885,053	124,841,872
Series B Preferred shares
Shareholders' equity:
Preferred stock value	294	294
Series C-1 Preferred shares
Shareholders' equity:
Preferred stock value	$ 247	$ 247